Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data [Abstract]
Selected Quarterly Financial Data

26.SELECTED QUARTERLY FINANCIAL DATA [1] (UNAUDITED)

	Quarters Ended 2011
(dollars in thousands, except per share data)	3/31	6/30	9/30	12/31
Interest income	$18,226	$18,851	$18,672	$18,690
Interest expense	2,819	3,052	3,018	2,772

Net interest income	15,407	15,799	15,654	15,918
Provision for loan and lease losses	1,285	1,919	1,828	1,056
Other income	7,210	8,165	9,276	9,499
Other expense	14,197	14,869	15,985	16,475

Income before income taxes	7,135	7,176	7,117	7,886
Tax expense	2,419	2,371	2,095	2,716

Net income.	$4,716	$4,805	$5,022	$5,170

Basic earnings per common share	$0.38	$0.38	$0.39	$0.40
Diluted earnings per common share	$0.38	$0.38	$0.39	$0.40
Dividend declared	$0.15	$0.15	$0.15	$0.15

	Quarters Ended 2010
(dollars in thousands, except per share data)	3/31	6/30	9/30	12/31
Interest income	$13,894	$13,824	$18,473	$18,605
Interest expense	2,777	2,773	3,691	3,405

Net interest income	11,117	$11,051	$14,782	$15,200
Provision for loan and lease losses	3,113	994	4,236	1,511
Other income	7,159	5,890	7,053	9,273
Other expense	11,753	12,103	19,372	14,764

Income (loss) before income taxes	3,410	3,844	(1,766)	8,198
Tax expense (benefit)	1,187	1,438	(746)	2,633

Net income (loss)	$2,223	$2,406	$(1,020)	$5,565

Basic earnings per common share	$0.25	$0.25	$(0.08)	$0.46
Diluted earnings per common share	$0.25	$0.25	$(0.08)	$0.46
Dividend declared	$0.14	$0.14	$0.14	$0.14

[1]	Earnings per share is computed independently for each period shown. As a result, the sum of the quarters may not equal the total earnings per share for the year.